AMG Managers Brandywine Advisors Mid Cap Growth Fund
AMG Managers Brandywine Advisors Mid Cap Growth Fund (formerly Brandywine Advisors Midcap Growth Fund)
INVESTMENT OBJECTIVE
AMG Managers Brandywine Advisors Mid Cap Growth Fund (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AMG Managers Brandywine Advisors Mid Cap Growth Fund
Management Fee		1.00%
Distribution and Service (12b-1) Fees		0.04%
Other Expenses	[1]	0.12%
Total Annual Fund Operating Expenses		1.16%
[1]	These amounts have been adjusted as necessary from amounts incurred during the Predecessor Fund’s (as defined below) most recent fiscal year ended September 30, 2013 to reflect current fees and expenses.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AMG Managers Brandywine Advisors Mid Cap Growth Fund	120	375	649	1,432

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the predecessor to the Fund, Brandywine Advisors Midcap Growth Fund, a series of Brandywine Blue Fund, Inc. (the “Predecessor Fund”), had a portfolio turnover rate of 235% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund, under normal circumstances, will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in midcap companies (the Fund’s Subadvisor (as identified below) considers midcap companies to be companies having market capitalizations between $2 billion and $15 billion).  The Fund invests principally in common stocks of U.S. companies, and, to a lesser extent, in equity securities of foreign issuers usually those which are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”).  The Fund is not subject to a percentage limit with regard to its investment in foreign issuers.  In addition to common stocks and ADRs, equity securities in which the Fund may invest include preferred stocks, convertible securities, rights, and warrants.  It utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market.  The Fund will invest in companies in a broad range of industries and generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios.  It targets fundamentally sound companies that are experiencing a positive change.

The Fund employs a firm sell discipline.  The Fund will sell a stock when the Fund’s Subadvisor:
  Determines that the stock has deteriorating fundamentals such as contracting margins or reduced revenue growth
  Determines that investor expectations have become unrealistically high
  Finds a better investment
While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Focused Investment Risk—a greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Foreign Investment Risk—securities of or other investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Sector Risk— companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology, consumer discretionary, and industrials sectors currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. The consumer discretionary industries may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures. Industrial industries companies may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of three broad based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

The performance information shown for the Fund is that of the Predecessor Fund, which was reorganized into the Fund on October 1, 2013, and was managed by Friess Associates, LLC and Friess Associates of Delaware, LLC (referred to collectively herein as the “Subadvisor”) with the same investment objective and substantially similar investment strategies as those of the Fund.

To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/12

Best Quarter: 19.07% (4th Quarter 2010) Worst Quarter: -26.01% (4th Quarter 2008) Year-to-Date (as of 9/30/13): 19.89%
Average Annual Total Returns as of 12/31/12
Average Annual Total Returns	1 Year	5 Years	10 Years
AMG Managers Brandywine Advisors Mid Cap Growth Fund	2.03%	(9.03%)	3.49%
AMG Managers Brandywine Advisors Mid Cap Growth Fund Return After Taxes on Distributions	2.02%	(9.03%)	2.76%
AMG Managers Brandywine Advisors Mid Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	1.34%	(7.43%)	2.91%
AMG Managers Brandywine Advisors Mid Cap Growth Fund S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
AMG Managers Brandywine Advisors Mid Cap Growth Fund Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)	17.28%	3.57%	10.65%
AMG Managers Brandywine Advisors Mid Cap Growth Fund Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	15.81%	3.23%	10.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.